Taxation - Summary of Taxation Charge (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current tax:
Charge in respect of current period	$ 16,383	$ 7,254	$ 3,272
Adjustments in respect of prior periods	(947)	(719)	(56)
Total	15,436	6,535	3,216
Deferred tax:
Relating to the origination and reversal of temporary differences, tax losses and credits	5,196	2,971	(9,063)
Relating to changes in tax rates and legislation	785	10	(16)
Adjustments in respect of prior periods	524	(317)	430
Total	6,505	2,664	(8,649)
Total taxation charge/(credit)	$ 21,941	$ 9,199	$ (5,433)